Filed pursuant to 497(e)

File Nos. 033-35788 and 811-06136

Homestead Funds, Inc.

Supplement Dated February 1, 2021

to the Statement of Additional Information dated May 1, 2020

This supplement revises certain information contained in the above-referenced Statement of Additional Information (the "SAI") regarding the International Equity Fund, a series of Homestead Funds, Inc. Please read this supplement carefully and keep it with your SAI for future reference. You may obtain copies of the Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free (800) 258-3030, by visiting Homestead Funds' website at homesteadfunds.com, or by writing to Homestead Funds, Inc., Attn: Investments Division, 4301 Wilson Boulevard, INV8-305, Arlington, Virginia 22203.

Effective January 1, 2021, Babatunde Ojo began serving as a portfolio manager to the International Equity Fund (the "Fund").

The first three paragraphs under the heading "Portfolio Managers – HARDING LOEVNER" on page 86 of the SAI are hereby deleted and replaced in their entirety with the following:

HARDING LOEVNER

The table below shows information regarding the other accounts managed by the portfolio management team of the International Equity Fund as of December 31, 2019, unless otherwise stated:

		Number of
		Accounts	Total Assets in
		Managed in	Accounts
Name of		Each	Managed
Portfolio		Category of	Within Each
Manager(1)	Category of Accounts	Account	Category
Ferrill Roll	Registered Investment Companies	4	$18,318,660,264
	Other Pooled Investment Vehicles	10	$4,774,242,739
	Other Accounts	288	$17,198,329,546
Bryan Lloyd	Registered Investment Companies	3	$17,323,391,629
	Other Pooled Investment Vehicles	7	$2,729,578,139
	Other Accounts	255	$4,428,160,926
Patrick	Registered Investment Companies	3	$17,323,391,629
Todd
	Other Pooled Investment Vehicles	7	$2,729,578,139
	Other Accounts	255	$4,428,160,926
Andrew	Registered Investment Companies	6	$17,358,674,742
West
	Other Pooled Investment Vehicles	7	$2,729,578,139
	Other Accounts	255	$4,428,160,92

Babatunde	Registered Investment Companies	1	$227,230,109
Ojo(2)
	Other Pooled Investment Vehicles	0	$0
	Other Accounts	0	$0

1Because Harding Loevner manages strategies with a team approach, accounts and associated assets appear multiple times for each team member.

2Information is as of December 31, 2020.

The investment management agreement for four foreign institutional Global Equity separate accounts, with total assets of $799 million, include a performance fee.

As of December 31, 2019, Messrs. Roll, Lloyd, Todd and West did not own any shares in the International Equity Fund. As of December 31, 2020, Mr. Ojo did not own any shares in the International Equity Fund.